Sales Revenues - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Financial service revenues	¥ 2,786,679	¥ 2,306,079	¥ 2,137,195
Contract with customer liability reclassified to revenue	529,016	444,781
Insurance revenues [Member]
Statement [Line Items]
Unsatisfied performance obligations	352,239	295,648
Insurance revenues [Member] | Not later than one year [Member]
Statement [Line Items]
Unsatisfied performance obligations	101,392	82,215
Insurance revenues [Member] | Later than one year [member]
Statement [Line Items]
Unsatisfied performance obligations	250,847	213,432
Contracts with the customers [Member]
Statement [Line Items]
Financial service revenues	¥ 166,220	138,718	¥ 125,748
Bottom of range [Member] | Insurance revenues [Member]
Statement [Line Items]
Contract period	3 months
Bottom of range [Member] | Maintenance revenues [Member]
Statement [Line Items]
Contract period	18 months
Top of range [Member] | Insurance revenues [Member]
Statement [Line Items]
Contract period	120 months
Top of range [Member] | Maintenance revenues [Member]
Statement [Line Items]
Contract period	84 months
Performance obligations related to contracts [Member]
Statement [Line Items]
Unsatisfied performance obligations	¥ 834,624	¥ 796,769